                           BRIGHTHOUSE ACCESS ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 30, 2018
                     TO THE PROSPECTUS DATED APRIL 28, 2008
This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Brighthouse Access Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class A
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Wellington Large Cap Research Portfolio -- Class E Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
     Victory Sycamore Mid Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Brighthouse/Wellington Balanced Portfolio -- Class A
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A Frontier Mid Cap Growth Portfolio -- Class D

     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Dynamic Capital Appreciation Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGE


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(1)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)


Mortality & Expense Risk Charge..............   1.25%(2)
Administrative Expense Charge................ 0.15%
Total Annual Separate Account Charges........ 1.40%

------------
(1) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(2)   We will waive the following amounts of the Mortality & Expense Risk
      Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio. We will also waive an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentages for the Subaccounts investing in each of the following Portfolios: 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio -- Class A; 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B; 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio -- Class B; 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio -- Class B; 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B; 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; and 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2017 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 804-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.39%       1.42%

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................    0.52%     0.25%            0.03%
 American Funds Growth Fund.......................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund................    0.26%     0.25%            0.02%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.07%
 Brighthouse Small Cap Value Portfolio --
  Class B.........................................    0.75%     0.25%            0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A++...................    0.88%       --             0.11%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................    0.56%     0.15%            0.02%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.61%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.55%       --             0.03%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --             0.04%
 Invesco Comstock Portfolio -- Class B............    0.56%     0.25%            0.02%
 MFS(R) Research International Portfolio --
  Class B+........................................    0.69%     0.25%            0.05%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++..........................    0.65%     0.25%            0.04%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%            0.04%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................    0.47%       --             0.50%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%            0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................    0.57%     0.15%            0.02%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B............................    0.65%     0.25%            0.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.........................................    0.33%       --             0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class A............................    0.69%       --             0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A............................    0.35%       --             0.04%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A............................    0.46%       --             0.08%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A..............    0.70%       --             0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D.........................................    0.71%     0.10%            0.04%
 MetLife Stock Index Portfolio -- Class B.........    0.25%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F.........    0.56%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class A................    0.62%       --             0.02%
 Neuberger Berman Genesis Portfolio --
  Class A.........................................    0.81%       --           0.04%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................   --             0.80%       --              0.80%
 American Funds Growth Fund.......................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund................   --             0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........   --             0.67%       --              0.67%
 Brighthouse Small Cap Value Portfolio --
  Class B......................................... 0.07%            1.11%     0.01%             1.10%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A++...................   --             0.99%     0.05%             0.94%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................   --             0.73%     0.04%             0.69%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.66%       --              0.66%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.58%     0.02%             0.56%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.81%     0.02%             0.79%
 Invesco Comstock Portfolio -- Class B............   --             0.83%     0.02%             0.81%
 MFS(R) Research International Portfolio --
  Class B+........................................   --             0.99%     0.10%             0.89%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++..........................   --             0.94%     0.02%             0.92%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.95%     0.10%             0.85%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................   --             0.97%     0.01%             0.96%
 PIMCO Total Return Portfolio -- Class B..........   --             0.81%     0.03%             0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%     0.03%             0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................   --             0.74%     0.03%             0.71%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B............................   --             0.93%     0.09%             0.84%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.........................................   --             0.51%       --              0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class A............................   --             0.72%     0.09%             0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A............................   --             0.39%     0.03%             0.36%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A............................   --             0.54%       --              0.54%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A..............   --             0.72%     0.11%             0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D.........................................   --             0.85%     0.02%             0.83%
 MetLife Stock Index Portfolio -- Class B.........   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F.........   --             0.81%       --              0.81%
 MFS(R) Value Portfolio -- Class A................   --             0.64%     0.06%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class A.........................................   --             0.85%     0.01%             0.84%

                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                      FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.........................    0.60%     0.25%            0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.........................    0.47%     0.25%            0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...........    0.56%       --             0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........    0.47%       --             0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................    0.54%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio........    0.54%     0.25%            0.18%
 Mid Cap Portfolio.............................    0.54%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund.........    1.05%     0.25%            0.12%
 Templeton Foreign VIP Fund....................    0.77%     0.25%            0.05%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................    0.75%       --             0.04%
 ClearBridge Variable Appreciation
  Portfolio....................................    0.69%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio....................................    0.70%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio....................................    0.65%       --             0.06%
 ClearBridge Variable Small Cap Growth
  Portfolio....................................    0.75%       --             0.07%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund................................    0.65%       --           0.64%



                                                                  TOTAL       FEE WAIVER    NET TOTAL
                                                   ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                   FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                  AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
----------------------------------------------- -------------- ----------- --------------- -----------
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.........................   --             0.87%     0.05%             0.82%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.........................   --             0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...........   --             0.60%     0.06%             0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A.........   --             0.49%     0.01%             0.48%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.......................   --             0.87%       --              0.87%
 Dynamic Capital Appreciation Portfolio........   --             0.97%       --              0.97%
 Mid Cap Portfolio.............................   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund.........   --             1.42%     0.01%             1.41%
 Templeton Foreign VIP Fund.................... 0.02%            1.09%     0.01%             1.08%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio....................................   --             0.79%       --              0.79%
 ClearBridge Variable Appreciation
  Portfolio....................................   --             0.74%       --              0.74%
 ClearBridge Variable Large Cap Growth
  Portfolio....................................   --             0.80%       --              0.80%
 ClearBridge Variable Large Cap Value
  Portfolio....................................   --             0.71%       --              0.71%
 ClearBridge Variable Small Cap Growth
  Portfolio....................................   --             0.82%       --              0.82%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund................................   --             1.29%     0.40%             0.89%

+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 804-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.        Capital Research and Management
                                                                                  CompanySM
American Funds Growth Fund              Seeks growth of capital.                  Capital Research and Management
                                                                                  CompanySM
American Funds Growth-Income            Seeks long-term growth of capital and     Capital Research and Management
 Fund                                   income.                                   CompanySM
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --       Seeks to maximize total return,           Brighthouse Investment Advisers, LLC
 Class A                                consistent with income generation         Subadviser: BlackRock Financial
                                        and prudent investment management.        Management, Inc.
Brighthouse Small Cap Value             Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                             Subadvisers: Delaware Investments
                                                                                  Fund Advisers; Wells Capital
                                                                                  Management Incorporated
Brighthouse/Aberdeen Emerging           Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio --                                                      Subadviser: Aberdeen Asset Managers
 Class A++                                                                        Limited
Brighthouse/Wellington Large Cap        Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                    Subadviser: Wellington Management
                                                                                  Company LLP
Clarion Global Real Estate              Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current     LLC
                                        income.
ClearBridge Aggressive Growth           Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: ClearBridge Investments,
                                                                                  LLC
Harris Oakmark International            Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --           Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class B                                                                          Subadviser: Invesco Advisers, Inc.
MFS(R) Research International           Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+                                                            Subadviser: Massachusetts Financial
                                                                                  Services Company
Morgan Stanley Mid Cap Growth           Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Morgan Stanley
                                                                                  Investment Management Inc.
Oppenheimer Global Equity               Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income        Inc.
                                           is a secondary objective.
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++                    by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income        Inc.
                                           is a secondary objective.
Victory Sycamore Mid Cap Value             Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      equity securities of mid-sized            Subadviser: Victory Capital
                                           companies.                                Management Inc.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --         Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class A                                   primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                                Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                           capital.
Brighthouse/Wellington Balanced            Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      with some current income.                 Subadviser: Wellington Management
                                                                                     Company LLP
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of      Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.       Brighthouse Investment Advisers, LLC
 Class D                                                                             Subadviser: Frontier Capital
                                                                                     Management Company, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
Western Asset Management Strategic     Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --       consistent with preservation of           Subadviser: Western Asset
 Class A                               capital.                                  Management Company
Western Asset Management               Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --          consistent with preservation of capital   Subadviser: Western Asset
 Class A                               and maintenance of liquidity.             Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation           Seeks capital appreciation.               Fidelity Management & Research
 Portfolio                                                                       Company
                                                                                 Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Developing Markets VIP       Seeks long-term capital appreciation.     Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund             Seeks long-term capital growth.           Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.     Legg Mason Partners Fund Advisor,
 Portfolio                                                                       LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital as      Legg Mason Partners Fund Advisor,
 Portfolio                             its primary objective. Current income     LLC
                                       is a secondary objective.                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive      Seeks capital appreciation and            1919 Investment Counsel, LLC
 Balanced Fund                         retention of net investment income.

+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.



                                   TRANSFERS
--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS.

Replace the list of Monitored Portfolios with the following:

     American Funds Global Growth Fund
     BlackRock High Yield Portfolio
     Brighthouse Small Cap Value Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
     Harris Oakmark International Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
     Western Asset Management Strategic Bond Opportunities Portfolio



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a provider of life insurance and annuity products. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds and Trusts were subject to name changes. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.


UNDERLYING FUND NAME CHANGE
The following former Underlying Funds and Trusts were renamed.


            FORMER NAME                             NEW NAME
---------------------------------- -----------------------------------------
BRIGHTHOUSE FUNDS TRUST I          BRIGHTHOUSE FUNDS TRUST I
 Invesco Mid Cap Value Portfolio   Victory Sycamore Mid Cap Value Portfolio





                       BRIGHTHOUSE ACCESS SELECT ANNUITY
                                   ISSUED BY

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                        SUPPLEMENT DATED APRIL 30, 2018
                     TO THE PROSPECTUS DATED APRIL 28, 2008
This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Brighthouse Access Select Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class A
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class B

     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class D
     Neuberger Berman Genesis Portfolio -- Class A
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio

     ClearBridge Variable Large Cap Value Portfolio

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGE


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(1)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)


Mortality & Expense Risk Charge..............   1.25%(2)
Administrative Expense Charge................ 0.15%
Total Annual Separate Account Charges........ 1.40%

------------
(1) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(2)   We will waive the following amounts of the Mortality & Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentage for the Subaccounts investing in each of the following Portfolios: 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio -- Class A; 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B; 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B; 0.84%.for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B; and 0.88% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio -- Class B.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2017 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 804-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.39%       0.99%

UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.07%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A++...................    0.88%       --             0.11%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.61%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.55%       --             0.03%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --             0.04%
 Invesco Comstock Portfolio -- Class B............    0.56%     0.25%            0.02%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.69%     0.25%            0.05%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++..........................    0.65%     0.25%            0.04%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%            0.04%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%            0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................    0.57%     0.15%            0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.........................................    0.33%       --             0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class A............................    0.69%       --             0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A............................    0.35%       --             0.04%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A..............    0.70%       --             0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D.........................................    0.71%     0.10%            0.04%
 Jennison Growth Portfolio -- Class B.............    0.60%     0.25%            0.02%
 MetLife Stock Index Portfolio -- Class B.........    0.25%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F.........    0.56%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class D................    0.70%     0.10%            0.02%
 Neuberger Berman Genesis Portfolio --
  Class A.........................................    0.81%       --             0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B............................    0.60%     0.25%            0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B............................    0.47%     0.25%            0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++............    0.56%       --             0.04%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B..............    0.56%     0.25%            0.04%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................    0.54%     0.25%            0.08%
 Mid Cap Portfolio................................    0.54%     0.25%            0.09%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........      --          0.67%       --            0.67%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A++...................      --          0.99%     0.05%           0.94%
 Clarion Global Real Estate Portfolio --
  Class A.........................................      --          0.66%       --            0.66%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................      --          0.58%     0.02%           0.56%
 Harris Oakmark International Portfolio --
  Class A.........................................      --          0.81%     0.02%           0.79%
 Invesco Comstock Portfolio -- Class B............      --          0.83%     0.02%           0.81%
 MFS(R) Research International Portfolio --
  Class B.........................................      --          0.99%     0.10%           0.89%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++..........................      --          0.94%     0.02%           0.92%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................      --          0.95%     0.10%           0.85%
 PIMCO Total Return Portfolio -- Class B..........      --          0.81%     0.03%           0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................      --          0.84%     0.03%           0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................      --          0.74%     0.03%           0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.........................................      --          0.51%       --            0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class A............................      --          0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A............................      --          0.39%     0.03%           0.36%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A..............      --          0.72%     0.11%           0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D.........................................      --          0.85%     0.02%           0.83%
 Jennison Growth Portfolio -- Class B.............      --          0.87%     0.08%           0.79%
 MetLife Stock Index Portfolio -- Class B.........      --          0.52%     0.01%           0.51%
 MFS(R) Total Return Portfolio -- Class F.........      --          0.81%       --            0.81%
 MFS(R) Value Portfolio -- Class D................      --          0.82%     0.14%           0.68%
 Neuberger Berman Genesis Portfolio --
  Class A.........................................      --          0.85%     0.01%           0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B............................      --          0.87%     0.05%           0.82%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B............................      --          0.75%       --            0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++............      --          0.60%     0.06%           0.54%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B..............      --          0.85%     0.06%           0.79%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................      --          0.87%       --            0.87%
 Mid Cap Portfolio................................      --          0.88%       --            0.88%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                   FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.................................    0.75%          --          0.04%
 ClearBridge Variable Appreciation
  Portfolio.................................    0.69%          --          0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio.................................    0.70%          --          0.10%
 ClearBridge Variable Large Cap Value
  Portfolio.................................    0.65%          --          0.06%



                                                               TOTAL       FEE WAIVER    NET TOTAL
                                                ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                               AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- -------------- ----------- --------------- -----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.................................      --          0.79%           --          0.79%
 ClearBridge Variable Appreciation
  Portfolio.................................      --          0.74%           --          0.74%
 ClearBridge Variable Large Cap Growth
  Portfolio.................................      --          0.80%           --          0.80%
 ClearBridge Variable Large Cap Value
  Portfolio.................................      --          0.71%           --          0.71%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 804-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


          UNDERLYING FUND                     INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
----------------------------------- ---------------------------------------- -------------------------------------
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --   Seeks to maximize total return,          Brighthouse Investment Advisers, LLC
 Class A                            consistent with income generation        Subadviser: BlackRock Financial
                                    and prudent investment management.       Management, Inc.
Brighthouse/Aberdeen Emerging       Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio --                                                 Subadviser: Aberdeen Asset Managers
 Class A++                                                                   Limited
Clarion Global Real Estate          Seeks total return through investment    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A               in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                    both capital appreciation and current    LLC
                                    income.
ClearBridge Aggressive Growth       Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                        Subadviser: ClearBridge Investments,
                                                                             LLC
Harris Oakmark International        Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                        Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --       Seeks capital growth and income.         Brighthouse Investment Advisers, LLC
 Class B                                                                     Subadviser: Invesco Advisers, Inc.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
MFS(R) Research International              Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: Massachusetts Financial
                                                                                    Services Company
Morgan Stanley Mid Cap Growth              Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                             Subadviser: Morgan Stanley
                                                                                    Investment Management Inc.
Oppenheimer Global Equity                  Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio --            Seeks maximum total return,              Brighthouse Investment Advisers, LLC
 Class B                                   consistent with the preservation of      Subadviser: Pacific Investment
                                           capital and prudent investment           Management Company LLC
                                           management.
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income       Inc.
                                           is a secondary objective.
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++                    by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income       Inc.
                                           is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --         Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class A                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class D          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC

            UNDERLYING FUND                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- --------------------------------------
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: T. Rowe Price Associates,
                                                                               Inc.
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.         Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: T. Rowe Price Associates,
                                                                               Inc.
Western Asset Management Strategic     Seeks to maximize total return          Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --       consistent with preservation of         Subadviser: Western Asset
 Class A++                             capital.                                Management Company
Western Asset Management Strategic     Seeks to maximize total return          Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --       consistent with preservation of         Subadviser: Western Asset
 Class B                               capital.                                Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                     LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital as    Legg Mason Partners Fund Advisor,
 Portfolio                             its primary objective. Current income   LLC
                                       is a secondary objective.               Subadviser: ClearBridge Investments,
                                                                               LLC

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



                                   TRANSFERS
--------------------------------------------------------------------------------
RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS.

Replace the list of Monitored Portfolios with the following:

     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     MFS(R) Research International Portfolio

     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife Inc.'s shareholders, and BHF became a separate, publicly traded company. BHF, through its subsidiaries and affiliates, is a provider of life insurance and annuity products. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.

Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

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